Debt (Tables)	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Schedule of outstanding debt
	December 31, 2022	December 31, 2021
Credit Mobilization Facility	$20,000	$12,000
First Insurance Funding Loan	—	108
Principal amount of long-term debt	20,000	12,108
Less: deferred financing costs	(39)	—
Less: current maturities	(16,098)	(12,108)
Long-term debt, net of current maturities	3,863	—